Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Company
Schedule of Condensed Balance Sheet

Condensed Balance Sheet

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	10,936	9,683
Amount due from inter-company entities	535	523
Receivables due from related parties	54	53
Prepayments and other current assets	74	21
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	131,416	144,841
Total assets	143,015	155,121
Current liabilities:
Amount due to inter-company entities	21,878	23,444
Accrued liabilities and other payables	3,124	2,885
Total liabilities	25,002	26,329
Commitments and Contingencies (Note 19)
Shareholders’ equity：
Class A ordinary shares (US$0.0001 par value per share; 4,903,917,300 shares authorized, 907,346,745 shares issued and 906,731,802 shares outstanding as of December 31, 2024; 960,783,460,000 shares authorized, 907,346,745 shares issued and 907,306,802 shares outstanding as of December 31, 2025)	628	628
Class B ordinary shares (US$0.0001 par value per share; 96,082,700 shares authorized, 96,082,700 shares issued and outstanding as of December 31, 2024; 960,827,000 shares authorized, 41,124,300 shares issued and outstanding as of December 31, 2025, respectively)	66	28
Class C ordinary shares (US$0.0001 par value per share; 11,000,000,000 shares authorized, 54,958,400 shares issued and outstanding as of December 31, 2025)	—	38
Additional paid-in capital	2,057,363	2,056,895
Treasury stock (US$ 0.0001 par value; 3,176,411 shares and 2,601,411 shares as of December 31, 2024 and 2025, respectively)	(2,865)	(2,367)
Accumulated deficit	(1,932,258)	(1,921,092)
Accumulated other comprehensive loss	(4,921)	(5,338)
Total 36Kr Holdings Inc.’s shareholders’ equity	118,013	128,792
Total liabilities and shareholders’ equity	143,015	155,121

Schedule of Condensed Statement of Operations and Comprehensive Income/(Loss)

Condensed Statement of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Revenue
Net revenue	—	—	3,571
Operating expenses:
General and administrative expenses	(7,832)	(5,014)	(6,861)
Total operating expenses	(7,832)	(5,014)	(6,861)
Loss from operations	(7,832)	(5,014)	(3,290)
Other (expenses)/income:
Share of (loss)/income from subsidiaries, VIE and subsidiaries of VIE	(83,098)	(132,654)	14,157
Interest income	432	661	316
Interest expense	(12)	(24)	(17)
Others, net	530	404	—
(Loss)/Income before income tax	(89,980)	(136,627)	11,166
Income tax expenses	—	—	—
Net (loss)/income	(89,980)	(136,627)	11,166
Net (loss)/income attributable to 36Kr Holdings Inc.’s ordinary shareholders	(89,980)	(136,627)	11,166

Schedule of Condensed Statement of Cash Flows

Condensed Statement of Cash Flows

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Net cash used in operating activities	(4,078)	(10,288)	(359)
Net cash used in investing activities	(10,624)	10,624	—
Net cash provided by/(used in) financing activities	—	—	—
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	1,020	917	(894)
Net (decrease)/ increase in cash and cash equivalents	(13,682)	1,253	(1,253)
Cash and cash equivalents at beginning of the year	23,365	9,683	10,936
Cash and cash equivalents at end of the year	9,683	10,936	9,683